CNI CHARTER FUNDS

GOVERNMENT MONEY MARKET FUND
Servicing Class (CNIXX)
Class N (CNGXX)
Class S (CNFXX)

PRIME MONEY MARKET FUND
Institutional Class (CNRXX)
Servicing Class (CNMXX)
Class N (CNPXX)
Class S (CNSXX)

CALIFORNIA TAX EXEMPT MONEY
MARKET FUND
Servicing Class (CNTXX)
Class N (CNEXX)
Class S (CEMXX)

LIMITED MATURITY FIXED INCOME FUND
Institutional Class (AHLFX)
Class N (AHALX)

GOVERNMENT BOND FUND
Institutional Class (CNIGX)
Servicing Class (CNBIX)
Class N (CGBAX)

CORPORATE BOND FUND
Servicing Class (CNCIX)
Class N (CCBAX)

CALIFORNIA TAX EXEMPT BOND FUND
Servicing Class (CNTIX)
Class N (CCTEX)

FULL MATURITY FIXED INCOME FUND
Institutional Class (AHFMX)
Class N (AHAFX)

HIGH YIELD BOND FUND
Institutional Class (CNIHX)
Servicing Class (CHYIX)
Class N (CHBAX)

MULTI-ASSET FUND
Institutional Class (CNIMX)
Servicing Class (CNIIX)
Class N (CNIAX)

U.S. CORE EQUITY FUND
Institutional Class (CNRUX)
Servicing Class (CNRVX)
Class N (CNRWX)

DIVERSIFIED EQUITY FUND
Institutional Class (AHDEX)
Class N (AHADX)

SOCIALLY RESPONSIBLE EQUITY FUND
Institutional Class (AHSRX)
Class N (AHRAX)

Supplement dated March 15, 2013, to the currently
effective Statement of Additional Information

The section entitled “Transfer Agent” on page 74 is replaced in its entirety with the following:

TRANSFER AGENT

Pursuant to a transfer agency agreement, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent for the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CNI-SK-020-0100